Certnys

NYSE

15006471

vio Conte (Joe)
ad of Corporate Actions
obal Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

April 16, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.625% Senior Notes due 2024 of Toll Brothers Finance Corp., guaranteed by Toll Brothers, Inc., and all of its subsidiaries that are guarantors under its revolving credit facility under the Exchange Act of 1934.

Sincerely,